Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Survey revenue (Note 21)	$ 11,976,149	$ 0	$ 0
Expense
Survey costs, net (Note 22)	2,611,086	1,103,946	1,289,429
General and administrative expenses	3,497,785	3,999,089	4,960,961
Stock based compensation expense (Note 17)	43,809	386,154	581,356
Amortization expense (Note 7, 8 & 9)	1,781,181	1,790,267	1,897,576
Total expense	7,933,861	7,279,456	8,729,322
Other expenses (income)
Interest expense (income), net	(20,684)	(62,004)	4,485
Foreign exchange (gain) loss	233,231	(19,852)	69,676
Intellectual property and other	56,833	(43,428)	91,370
Gain on extinguishment of liability (Note 24)	0	(185,661)	0
Total other expense (income)	269,380	(310,945)	165,531
Income (loss) before income taxes	3,772,908	(6,968,511)	(8,894,853)
Income tax expense (Note 18)
Current	0	0	75,545
Net income (loss) and comprehensive income (loss)	$ 3,772,908	$ (6,968,511)	$ (8,970,938)
Net income (loss) per share (Note 16)
Basic	$ 0.06	$ (0.11)	$ (0.16)
Diluted	$ 0.06	$ (0.11)	$ (0.16)